Summary of Significant Accounting Policies - Schedule of Key Assumptions Used For the Value In Use Calculations (Details)	Sep. 30, 2025
Schedule of Key Assumptions Used For the Value In Use Calculations [Abstract]
Average revenue growth rate	30.40%
Terminal growth rate	2.70%
Discount rate	25.00%